SECURITISATIONS AND COVERED BONDS - Additional Information (Details) £ in Millions	1 Months Ended
Jan. 31, 2025 GBP (£)
Mortgage-backed master trust structures: | External | Fosse
Disclosure Of Securitisations And Covered Bonds [Line Items]
Mortgage backed notes sold	£ 200